Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Fair value of financial assets and liabilities [Line Items]
Financial assets	€ 7,010		€ 8,154
Financial liabilities	9,314		9,585
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial liabilities	208		318		€ 354
Assumed in a Business Combination	16
Utilizations	(48)		15
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(87)		(93)
Financial income and expenses	1	[1]	6
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	9	[2]	(6)	[3]
Financial liabilities recognised as of acquisition date			70
Level 3 of fair value hierarchy [member] | Financial assets, class [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets	523		411
Purchases, fair value measurement, assets	113		127
Sales, fair value measurement, assets	122		60
Financial income and expenses	98	[1]	129
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	12	[2]	(8)	[3]
Receivables Held To Collect And Sell	€ (25)		€ 11
Level 3 of fair value hierarchy [member] | Financial assets, class [member] | IFRS 9 [Member]
Fair value of financial assets and liabilities [Line Items]
Financial assets					€ 212

[1]	Refer to Financial income and expenses for details.
[2]	Includes translation differences
[3]	Includes translation differences